Amount due from/to related parties (Tables)	12 Months Ended
Jun. 30, 2025
Amount Due Fromto Related Parties
Schedule of amount due from related party
	June 30, 2023	June 30, 2023
	US$	S$
Amount due from a director	976,453	1,320,457
Amount due from related parties	7,806,823	10,557,167
Total	8,783,276	11,877,624